UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO        January 24, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         53
Form 13F Information Table Value Total:   $191,573
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE


                                   TITLE
                                     OF                 VALUE   SHRS OR          INVESTMENT        VOTING AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP   (X$1000)  PRN AMT  SH/ PRN DISCRETION  SOLE   SHARED   NONE
CATERPILLAR TRACTOR CO               COM    149123101     8,547    91,255   SH      SOLE                     91,255
INTERNATIONAL BUSINESS MACHINE       COM    459200101     8,380    57,100   SH      SOLE                     57,100
SCHLUMBERGER LTD                     COM    806857108     8,325    99,700   SH      SOLE                     99,700
PEPSICO INCORPORATED                 COM    713448108     7,715   118,100   SH      SOLE                    118,100
BHP BILLITON LTD - SPON ADR          ADR    088606108     7,066    76,040   SH      SOLE                     76,040
ROYAL DUTCH SHELL PLC - ADR A        ADR    780259206     6,317    94,600   SH      SOLE                     94,600
UNION PACIFIC CORPORATION            COM    907818108     5,865    63,293   SH      SOLE                     63,293
BERKSHIRE HATHAWAY                   COM    084670108     5,300        44   SH      SOLE                         44
ORACLE CORP                          COM    68389X105     5,039   161,000   SH      SOLE                    161,000
INTEL CORP                           COM    458140100     4,984   237,000   SH      SOLE                    237,000
PHILIP MORRIS INTERNATIONAL          COM    718172109     4,975    85,000   SH      SOLE                     85,000
JM SMUCKER CO                        COM    832696405     4,838    73,700   SH      SOLE                     73,700
HSBC HOLDINGS PLC-SPONS ADR          ADR    404280406     4,691    91,900   SH      SOLE                     91,900
EXXON MOBIL CORPORATION              COM    30231G102     4,563    62,400   SH      SOLE                     62,400
WAL-MART STORES                      COM    931142103     4,378    81,184   SH      SOLE                     81,184
GENERAL ELECTRIC COMPANY             COM    369604103     4,139   226,300   SH      SOLE                    226,300
3M COMPANY                           COM    88579Y101     4,117    47,700   SH      SOLE                     47,700
ILLINOIS TOOL WORKS                  COM    452308109     4,058    76,000   SH      SOLE                     76,000
ABBOTT LABS                          COM    002824100     3,977    83,000   SH      SOLE                     83,000
PROCTER & GAMBLE CO                  COM    742718109     3,886    60,400   SH      SOLE                     60,400
AMETEK INC                           COM    031100100     3,644    92,850   SH      SOLE                     92,850
TARGET CORP                          COM    87612E106     3,572    59,400   SH      SOLE                     59,400
FRANKLIN RESOURCES                   COM    354613101     3,570    32,100   SH      SOLE                     32,100
CISCO SYSTEMS INC                    COM    17275R102     3,506   173,300   SH      SOLE                    173,300
YUM BRANDS INC                       COM    988498101     3,487    71,100   SH      SOLE                     71,100
AMERICAN EXPRESS COMPANY             COM    025816109     3,305    77,000   SH      SOLE                     77,000
ALERE INC                            COM    01449J105     3,301    90,200   SH      SOLE                     90,200
EMERSON ELECTRIC CO                  COM    291011104     3,127    54,700   SH      SOLE                     54,700
BP P.L.C.                            COM    055622104     3,068    69,466   SH      SOLE                     69,466
VISA INC/A                           COM    92826C839     2,977    42,300   SH      SOLE                     42,300
HOSPIRA INC                          COM    441060100     2,957    53,100   SH      SOLE                     53,100
LOWE'S CORP                          COM    548661107     2,909   116,000   SH      SOLE                    116,000
MEDCO HEALTH SOLUTIONS INC           COM    58405U102     2,886    47,100   SH      SOLE                     47,100
VERISK ANALYTICS                     COM    92345Y106     2,757    80,900   SH      SOLE                     80,900
PFIZER INC                           COM    717081103     2,726   155,700   SH      SOLE                    155,700
WEATHERFORD INTERNATIONAL            COM    H27013103     2,656   116,500   SH      SOLE                    116,500
COVIDIEN LTD                         COM    G2554F105     2,584    56,600   SH      SOLE                     56,600
AVON PRODUCTS                        COM    054303102     2,467    84,900   SH      SOLE                     84,900
MEAD JOHNSON NUTRITION CO            COM    582839106     2,384    38,300   SH      SOLE                     38,300
PRAXAIR INC                          COM    74005P104     2,329    24,400   SH      SOLE                     24,400
MERCK & CO.                          COM    58933Y105     2,234    62,000   SH      SOLE                     62,000
CME GROUP INC                        COM    12572Q105     2,091     6,500   SH      SOLE                      6,500
GLAXOSMITHKLINE PLC                  COM    37733W105     1,883    48,000   SH      SOLE                     48,000
DEVRY INC                            COM    251893103     1,852    38,600   SH      SOLE                     38,600
NALCO HOLDINGS CO                    COM    62985Q101     1,677    52,500   SH      SOLE                     52,500
KOHL'S CORP                          COM    500255104     1,668    30,700   SH      SOLE                     30,700
ITC HOLDINGS CORP                    COM    465685105     1,593    25,700   SH      SOLE                     25,700
TRANSOCEAN LTD                       COM    H8817H100     1,529    22,000   SH      SOLE                     22,000
ENBRIDGE INC.                        COM    29250N105     1,478    26,200   SH      SOLE                     26,200
FLOWSERVE CORP                       COM    34354P105     1,347    11,300   SH      SOLE                     11,300
HEWLETT-PACKARD CO.                  COM    428236103     1,309    31,100   SH      SOLE                     31,100
SPDR TRUST SERIES 1                  COM    78462F103       855     6,800   SH      SOLE                      6,800
ITRON INC                            COM    465741106       682    12,300   SH      SOLE                     12,300


GRAND TOTALS                                            191,573 3,795,332

